Collateralized Transactions (Fair Value of Securities Received As Collateral) (Details) In Billions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Collateralized Transactions
The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral where Nomura is permitted to sell or repledge the securities	$ 341	¥ 28,262	¥ 22,378
The portion of the above that has been sold (reported with Trading liabilities on the consolidated balance sheets) or repledged	$ 273	¥ 22,576	¥ 19,640